Stock-based compensation (Tables)	12 Months Ended
Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
Summary of Non-vested PSU, Restricted Stock, and RSU Activity
The following table summarizes our non-vested PSU and RSU activity for 2024.

Non-vested PSU and RSU activity	Number of shares (a)	Weighted-average fair value at grant date
Non-vested PSUs and RSUs at Dec. 31, 2023	16,456,716	$51.20
Granted	8,813,757	57.01
Vested	(6,833,859)	49.82
Forfeited	(976,336)	54.42
Non-vested PSUs and RSUs at Dec. 31, 2024	17,460,278	$54.49
(a)    Includes dividend shares earned on the Executive Committee PSUs and Board of Director’s stock awards.